Schwab Strategic Trust
Schwab Ultra-Short Income ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.
ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 21.5% OF NET ASSETS
Financial Institutions 8.6%
Banking 5.7%
Bank of Nova Scotia		2.70%	08/03/26	600,000	586,542
Bank of Nova Scotia	(a)	1.30%	09/15/26	500,000	478,115
Morgan Stanley	(a)(b)	5.05%	01/28/27	525,000	526,937
National Australia Bank Ltd.		4.75%	12/10/25	525,000	526,349
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	464,251
Royal Bank of Canada	(a)	1.20%	04/27/26	425,000	411,073
Sumitomo Mitsui Financial Group, Inc.		1.40%	09/17/26	500,000	478,795
Truist Bank	(a)	4.05%	11/03/25	550,000	548,179
U.S. Bancorp	(a)	3.95%	11/17/25	550,000	548,097
					4,568,338
Brokerage/Asset Managers/Exchanges 0.2%
Jefferies Financial Group, Inc.	(a)	4.85%	01/15/27	125,000	125,145
Insurance 2.1%
Elevance Health, Inc.	(a)	1.50%	03/15/26	603,000	586,671
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	500,370
UnitedHealth Group, Inc.	(a)	3.10%	03/15/26	600,000	593,148
					1,680,189
REITs 0.6%
Simon Property Group LP	(a)	1.38%	01/15/27	550,000	521,543
					6,895,215
Industrial 12.0%
Basic Industry 0.4%
Westlake Corp.	(a)(c)	3.60%	08/15/26	355,000	350,073
Communications 3.0%
AT&T, Inc.	(a)	1.70%	03/25/26	150,000	145,935
Comcast Corp.	(a)(c)	3.15%	03/01/26	600,000	592,932
Comcast Corp.	(a)	2.35%	01/15/27	1,000,000	966,550
T-Mobile USA, Inc.	(a)(c)	2.63%	04/15/26	130,000	127,476
TWDC Enterprises 18 Corp.	(a)	3.15%	09/17/25	500,000	496,970
Verizon Communications, Inc.	(a)	1.45%	03/20/26	125,000	121,534
					2,451,397

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 2.0%
Ford Motor Co.	(a)	4.35%	12/08/26	242,000	238,336
Home Depot, Inc.	(a)	3.00%	04/01/26	600,000	593,088
Starbucks Corp.	(a)	3.80%	08/15/25	155,000	154,645
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	606,996
					1,593,065
Consumer Non-Cyclical 3.2%
AbbVie, Inc.	(a)	3.20%	05/14/26	530,000	523,417
CVS Health Corp.	(a)	2.88%	06/01/26	150,000	147,005
Gilead Sciences, Inc.	(a)	3.65%	03/01/26	305,000	302,792
Kroger Co.	(a)	3.50%	02/01/26	150,000	148,834
PepsiCo, Inc.	(a)	5.25%	11/10/25	465,000	467,581
Philip Morris International, Inc.	(a)	5.00%	11/17/25	600,000	601,914
Philip Morris International, Inc.	(a)	2.75%	02/25/26	375,000	369,349
					2,560,892
Energy 1.4%
Exxon Mobil Corp.	(a)	3.04%	03/01/26	600,000	593,520
Schlumberger Holdings Corp.	(a)(d)	4.00%	12/21/25	530,000	528,208
					1,121,728
Technology 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.	(a)(c)	3.88%	01/15/27	125,000	123,684
Broadcom, Inc.	(a)(c)	3.15%	11/15/25	125,000	123,980
Equinix, Inc.	(a)	1.45%	05/15/26	300,000	289,860
Fiserv, Inc.	(a)	5.15%	03/15/27	125,000	126,339
Hewlett Packard Enterprise Co.	(a)	1.75%	04/01/26	125,000	121,660
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	124,769
International Business Machines Corp.	(a)	3.30%	05/15/26	540,000	534,216
Oracle Corp.	(a)	2.65%	07/15/26	150,000	146,478
					1,590,986
					9,668,141
Utility 0.9%
Electric 0.9%
Dominion Energy, Inc.	(a)	3.90%	10/01/25	150,000	149,534
National Rural Utilities Cooperative Finance Corp.	(a)	5.60%	11/13/26	500,000	509,475
Xcel Energy, Inc.	(a)	3.35%	12/01/26	100,000	98,032
					757,041
Total Corporates (Cost $17,295,722)					17,320,397

SHORT-TERM INVESTMENTS 75.3% OF NET ASSETS

CORPORATES 3.2% OF NET ASSETS
Financial Institutions 0.7%
Banking 0.7%
Canadian Imperial Bank of Commerce	(a)	3.30%	04/07/25	600,000	599,946

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 2.5%
Capital Goods 1.1%
Precision Castparts Corp.	(a)	3.25%	06/15/25	900,000	897,705
Consumer Cyclical 0.9%
Lowe’s Cos., Inc.	(a)	4.00%	04/15/25	300,000	299,940
McDonald’s Corp.	(a)	3.38%	05/26/25	125,000	124,825
Target Corp.	(a)	2.25%	04/15/25	300,000	299,784
					724,549
Energy 0.2%
Kinder Morgan, Inc.	(a)	4.30%	06/01/25	120,000	119,893
Technology 0.3%
Equinix, Inc.	(a)	1.00%	09/15/25	140,000	137,887
Intel Corp.	(a)	3.70%	07/29/25	125,000	124,575
					262,462
					2,004,609
Total Corporates (Cost $2,603,333)					2,604,555

CERTIFICATES OF DEPOSIT 20.5% OF NET ASSETS
Bank of America NA		4.50%	01/07/26	100,000	100,149
Bank of Nova Scotia
(SOFR + 0.27%)	(e)	4.61%	08/05/25	1,000,000	1,000,317
BNP Paribas SA		4.52%	12/03/25	1,000,000	1,001,184
Canadian Imperial Bank of Commerce		4.60%	05/27/25	700,000	700,202
Cooperatieve Rabobank UA		4.83%	05/13/25	900,000	900,344
Credit Agricole Corporate & Investment Bank SA		4.58%	05/05/25	700,000	700,163
Lloyds Bank Corporate Markets PLC		4.35%	08/25/25	1,000,000	999,757
Mizuho Bank Ltd.
		4.51%	06/16/25	790,000	790,042
(SOFR + 0.21%)	(e)	4.57%	09/02/25	890,000	890,082
MUFG Bank Ltd.
(SOFR + 0.23%)	(e)	4.59%	05/08/25	800,000	800,112
Natixis SA
(SOFR + 0.30%)	(e)	4.64%	06/18/25	650,000	650,315
		4.51%	02/20/26	350,000	350,649
Oversea-Chinese Banking Corp. Ltd.
(SOFR + 0.22%)	(e)	4.58%	12/01/25	2,000,000	1,999,976
Sumitomo Mitsui Banking Corp.
(SOFR + 0.22%)	(e)	4.56%	04/23/25	680,000	680,043
Svenska Handelsbanken AB		4.50%	07/14/25	1,000,000	1,000,144
Toronto-Dominion Bank
		4.72%	08/13/25	900,000	900,673
		4.58%	11/14/25	220,000	220,280

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
		4.55%	12/16/25	145,000	145,216
(SOFR + 0.30%)	(e)	4.66%	03/18/26	210,000	209,991
Truist Bank		4.61%	07/09/25	1,000,000	1,000,397
Westpac Banking Corp.		4.31%	03/19/26	1,500,000	1,501,785
Total Certificates Of Deposit (Cost $16,534,261)					16,541,821

FINANCIAL COMPANY COMMERCIAL PAPER 43.7% OF NET ASSETS
ABN AMRO Funding USA LLC	(c)(d)	4.86%	04/21/25	900,000	897,700
Atlantic Asset Securitization LLC	(d)	4.49%	08/11/25	1,400,000	1,377,572
Australia & New Zealand Banking Group Ltd.
	(d)	4.61%	05/27/25	1,000,000	993,214
	(d)	4.63%	06/02/25	900,000	893,275
Bank of Montreal
(SOFR + 0.26%)	(d)(e)	4.60%	05/30/25	1,125,000	1,125,316
Barclays Bank PLC
	(d)	4.43%	05/09/25	2,000,000	1,990,538
	(d)	4.50%	08/18/25	205,000	201,569
Barton Capital SA	(d)	4.47%	08/01/25	1,500,000	1,477,645
BPCE SA
	(d)	4.51%	04/01/25	425,000	424,949
	(d)	4.62%	05/05/25	300,000	298,732
Cabot Trail Funding LLC	(d)	4.53%	07/11/25	200,000	197,542
Citigroup Global Markets, Inc.	(d)	4.52%	09/10/25	1,000,000	980,612
Collateralized Commercial Paper V Co. LLC
(SOFR + 0.27%)	(e)	4.61%	08/20/25	1,000,000	1,000,116
Concord Minutemen Capital Co. LLC	(d)	4.69%	04/22/25	500,000	498,650
DNB Bank ASA
	(d)	4.56%	05/29/25	246,000	244,261
	(d)	4.59%	05/29/25	246,000	244,261
	(d)	4.44%	08/12/25	1,000,000	984,047
	(d)	4.43%	08/22/25	735,000	722,453
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	(d)	4.33%	04/01/25	1,000,000	999,880
Falcon Asset Funding LLC
(SOFR + 0.28%)	(d)(e)	4.64%	08/29/25	1,100,000	1,100,080
HSBC USA, Inc.
	(d)	4.69%	05/19/25	560,000	556,620
	(d)	4.77%	07/23/25	1,450,000	1,429,636
	(d)	4.43%	02/10/26	445,000	428,473
ING U.S. Funding LLC
(SOFR + 0.28%)	(c)(d)(e)	4.64%	05/19/25	900,000	900,201
Liberty Street Funding LLC	(d)	4.42%	09/29/25	270,000	264,139
LMA-Americas LLC	(d)	4.42%	10/01/25	330,000	322,732

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Macquarie Bank Ltd.
	(d)	4.82%	04/04/25	200,000	199,903
	(d)	4.49%	10/22/25	1,000,000	975,862
Mainbeach Funding LLC	(d)	4.45%	09/04/25	500,000	490,536
National Bank of Canada	(d)	4.55%	06/12/25	1,000,000	991,207
NatWest Markets PLC	(d)	4.53%	06/24/25	750,000	742,418
Podium Funding Trust		4.50%	07/17/25	1,000,000	987,046
Pricoa Short Term Funding LLC	(d)	4.85%	04/07/25	865,000	864,266
Royal Bank of Canada
	(d)	4.76%	05/13/25	900,000	895,346
(EFFR + 0.27%)	(d)(e)	4.60%	06/24/25	250,000	250,098
	(d)	4.22%	10/03/25	300,000	293,471
	(d)	4.50%	02/02/26	500,000	482,662
Societe Generale SA	(d)	4.57%	05/29/25	359,000	356,416
Starbird Funding Corp.	(d)	4.63%	05/14/25	1,000,000	994,659
Swedbank AB	(d)	4.45%	08/12/25	2,000,000	1,968,393
Toronto-Dominion Bank	(d)	4.50%	10/09/25	500,000	488,772
UBS AG	(d)	4.50%	08/27/25	1,300,000	1,276,940
UnitedHealth Group, Inc.	(d)	4.34%	04/01/25	2,400,000	2,399,710
Total Financial Company Commercial Paper (Cost $35,207,081)					35,211,918

NON-FINANCIAL COMPANY COMMERCIAL PAPER 2.5% OF NET ASSETS
Philip Morris International, Inc.	(d)	4.35%	04/01/25	2,000,000	1,999,760
Total Non-Financial Company Commercial Paper (Cost $2,000,000)					1,999,760

VARIABLE RATE DEMAND NOTES 2.4% OF NET ASSETS
Greyshoe Issuing Trust
Taxable Variable Rate Demand Notes Series 2022 (LOC: Federal Home Loan Banks)	(a)(c)(f)	4.40%	12/01/72	1,000,000	1,000,000
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(c)(f)	4.42%	05/01/37	900,000	900,000
Total Variable Rate Demand Notes (Cost $1,900,000)					1,900,000

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TIME DEPOSIT 3.0% OF NET ASSETS
Banque Federative du Credit Mutuel SA		4.33%	04/01/25	2,400,000	2,400,000
Total Time Deposits (Cost $2,400,000)					2,400,000
Total Short-Term Investments (Cost $60,644,675)					60,658,054

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 2.5% OF NET ASSETS
OTHER REPURCHASE AGREEMENTS 2.5%
BOFA SECURITIES INC
Issued 02/24/25, repurchase date 07/02/25	(e)	4.84%	07/02/25	2,034,418	2,000,000
(Collateralized by Equity Securities and ETF holdings valued at $2,160,001) (SOFR + 0.50%)
					2,000,000
Total Repurchase Agreements (Cost $2,000,000)					2,000,000
Total Investments in Securities (Cost $79,940,397)					79,978,451

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Fixed-to-Float security is in a fixed-rate coupon period.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $35,752,724 or 44.4% of net assets.

(e)	Variable rate security; rate shown is effective rate at period end.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-Traded Fund
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At March 31, 2025, all of the fund’s investment securities were classified as Level 2 (see notes to portfolio holdings for additional information.)

Schwab Ultra-Short Income ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Ultra-Short Income ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of March 31, 2025, are disclosed in the fund’s Portfolio Holdings.
REG126043MAR25